13F-HR
1
NONE
mswallow@sturdivant-co.com

0000914975
5vueegu@
028-4000

03/31/2001

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     May 2, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:   $145376








FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

ALCATEL COM     013904305    1230   42765SH       Sole             2050    40715
AMERICANCOM     026874107    1472   18289SH       Sole              962    17327
ANHEUSERCOM     035229103    3492   76035SH       Sole             5000    71035
AT & T CCOM     001957109    1485   69695SH       Sole             3000    66695
AVON PROCOM     054303102    1634   40865SH       Sole             2225    38640
BOSTON SCOM     101137107    1411   69900SH       Sole            11800    58100
CAPITAL COM     14040H105    3649   65745SH       Sole             3575    62170
CHEVRON COM     166751107    4470   50910SH       Sole             3350    47560
CITIGROUCOM     172967101    5091  113183SH       Sole             6600   106583
CSX CORPCOM     126408103    2654   78740SH       Sole             2700    76040
DUPONT  COM     263534109    1557   38250SH       Sole             2100    36150
EL PASO COM     28336L109    4321   66175SH       Sole             3125    63050
EXELON CCOM     30161N101    4782   72897SH       Sole             4790    68107
EXXON MOCOM     30231G102    3010   37156SH       Sole                     37156
FANNIE MCOM     313586109    4520   56790SH       Sole             3575    53215
FLEETBOSCOM     339030108    4294  113740SH       Sole             7000   106740
GENERAL COM     370442105    1541   29720SH       Sole             1600    28120
HALLIBURCOM     406216101    2008   54650SH       Sole             3275    51375
HEWLETT COM     428236103    1870   59810SH       Sole             3650    56160
HONEYWELCOM     438516106    1726   42295SH       Sole             3850    38445
INFORMIXCOM     456779107     557  103120SH       Sole             9550    93570
INGERSOLCOM     456866102    2806   70660SH       Sole             3975    66685
INT'L BUCOM     459200101    2184   22710SH       Sole              800    21910
ITT INDUCOM     450911102    1885   48640SH       Sole             4700    43940
JOHNSON COM     478160104    2576   29450SH       Sole             1350    28100
JP MORGACOM     46625H100    4597  102385SH       Sole             5500    96885
KEYSPAN COM     49337W100    3103   81385SH       Sole             4025    77360
KIMBERLYCOM     494368103    3346   49325SH       Sole             3725    45600
LUCENT TCOM     549463107     968   97135SH       Sole             5300    91835
MELLON FCOM     58551A108    3229   79700SH       Sole             4700    75000
MINNESOTCOM     604059105    2044   19670SH       Sole              900    18770
MORGAN SCOM     617446448    1095   20465SH       Sole             1125    19340
MOTOROLACOM     620076109    1822  127775SH       Sole             7425   120350
NORTEL NCOM     656568102    2299  163610SH       Sole             5000   158610
PEPSICO COM     713448108    3924   89280SH       Sole             5100    84180
PHARMACICOM     71713U102    2255   44772SH       Sole             2375    42397
PROCTOR COM     742718109    2450   39140SH       Sole             2475    36665
QWEST COCOM     749121109    2533   72281SH       Sole             2766    69515
ROHM & HCOM     775371107    2767   89800SH       Sole             4850    84950
ROYAL DUCOM     780257804    1872   33775SH       Sole             2475    31300
SAFEWAY COM     786514208    4059   73605SH       Sole             5125    68480
SBC COMMCOM     78387G103    3713   83200SH       Sole             4600    78600
SCHERINGCOM     806605101    1817   49730SH       Sole             2600    47130
SCHLUMBECOM     806857108    1653   28690SH       Sole             1725    26965
SPX CORPCOM     784635104    3197   35220SH       Sole             1900    33320
TELEFONICOM     879382208     740   15442SH       Sole                     15442
TEXACO  COM     881694103    3785   57010SH       Sole             3100    53910
TRANSOCECOM     G90078109    1343   30976SH       Sole              817    30159
TYCO INTCOM     902124106    3879   89725SH       Sole             4875    84850
VERIZON COM     92343v104    5014  101710SH       Sole             5675    96035
WALT DISCOM     254687106    2084   72860SH       Sole             3650    69210
WASHINGTCOM     939322103    5099   93125SH       Sole             5350    87775
WILLIAMSCOM     969457100    2724   63565SH       Sole             3375    60190
WORLDCOMCOM     98157D106    1740   93125SH       Sole             4600    88525

REPORT SUMMARY  54DATA RECORDS     145376            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED